Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Intangible Assets Estimated Useful Lives	Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	50 years
Software	3 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2023	2022	2022
Period/Year-end spot rate	US$1=RMB6.8676	US$1=RMB6.3482	US$1=RMB7.1135
Average rate	US$1=RMB6.9761	US$1=RMB6.3717	US$1=RMB6.5532